Debt - Redemptions of Senior Subordinated Notes (Parenthetical) (Detail) (L-3 Communications Corporation [Member], USD $) In Millions, unless otherwise specified	12 Months Ended	0 Months Ended
	Dec. 31, 2013	Jul. 26, 2012 6 3/8% Senior Subordinated Notes due October 15, 2015 [Member]	Dec. 31, 2013 5 7/8% Senior Subordinated Notes due January 15, 2015 [Member]
Debt Instrument [Line Items]
Net cash distribution in connection with spin-off	$ 335
Redemption of 6 3/8% Senior Subordinated Notes due 2015		$ 250
Interest rate on Senior Notes		6.375%	5.875%